Share-based payments reserve (Details )	6 Months Ended
Feb. 28, 2026 shares $ / shares
Canadian Dollars Denominated Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, Beginning	4,424,000
Number of share options exercised in share-based payment arrangement	(3,575,000)
Number of shares outstanding, Ending	849,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price, beginning balance | $ / shares	$ 0.41
Weighted average exercise price, options exercised | $ / shares	$ 0.41
Number of shares outstanding, Ending	849,000
Weighted average exercise price, ending balance | $ / shares	$ 0.41